May 3, 2013

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM MUTUAL FUND TRUST

1933 ACT REGISTRATION NO. 333-42004

1940 ACT REGISTRATION NO. 811-10027

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Mutual Fund Trust (the “Trust”) certifies that:

a)	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and
b)	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 29, 2013

Sincerely,

/s/ David Moore
David Moore
Assistant Secretary
State Farm Mutual Fund Trust
(309) 766-1908